Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 24,867